Submission	Feb. 13, 2026	Nov. 06, 2025
Submission [Line Items]
Central Index Key	0001108205
Registrant Name	Curis, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type		EX-FILING FEES
Offset Table N/A		N/A